PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2016
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,885	$1,209	$676
Research and development equipment	31,896	23,544	8,352
Production equipment and tooling	48,685	32,766	15,919
Computer equipment	9,845	8,063	1,782
Software	8,463	6,108	2,355
Leasehold improvements	5,850	3,208	2,642
Leased vehicles	1,127	915	212
Office equipment	1,050	594	456
Network equipment	2,535	749	1,786
	$111,336	$77,156	$34,180

	2015
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,420	$867	$553
Research and development equipment	29,184	21,435	7,749
Production equipment and tooling	40,181	29,161	11,020
Computer equipment	7,256	5,562	1,694
Software	7,134	4,852	2,282
Leasehold improvements	4,456	2,121	2,335
Leased vehicles	947	547	400
Office equipment	2,533	2,132	401
Network equipment	2,828	315	2,513
	$95,939	$66,992	$28,947